MERRILL LYNCH
                                                                   PHOENIX
                                                                   FUND, INC.

                                                          STRATEGIC
                                                                   Performance

                                                                   Annual Report
                                                                   July 31, 1999

MERRILL LYNCH PHOENIX FUND, INC.

DEAR SHAREHOLDER

Economic crosscurrents were evident during the quarter ended July 31, 1999. The US economic expansion is ongoing, especially in the consumer sector. This gave rise to inflationary concerns. However, there was not consistent evidence that economic growth is occurring at inflationary rates, although the Organization of Petroleum Exporting Countries (OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board raised the Federal Funds rate 0.25% at its June 30, 1999 meeting. After the quarter's close, the US central bank met again and determined that an additional 0.25% interest rate increase was needed to limit inflationary pressures. Meanwhile, Japan reported its first quarter of positive economic growth in more than a year. There were growing signs of improvement in some emerging economies (most notably South Korea and Mexico), although concerns remain for others (such as Brazil and Argentina).

In the US capital markets, long-term interest rates rose during the July quarter. While the spread between yields on Treasury securities and corporate issues of similar maturities has narrowed somewhat, it remains wide by historic standards. Although the US stock market exhibited greater price volatility, its advances broadened beyond relatively few growth stocks to the previously languishing cyclical sectors.

Portfolio Matters

The three-month period ended July 31, 1999 saw most of the US stock market indexes close modestly lower compared to the prior quarter. The challenging equity markets reflected growing inflationary concerns on the part of investors resulting from the continued strength in domestic economic activity. The prospects of a higher interest rate environment focused investor attention on current market valuation levels.

Despite growing market uneasiness, small- capitalization and mid-capitalization issues were able to outperform the larger-capitalization indexes during the July quarter. The favorable performance of these stocks reflected their lower valuations relative to larger companies and close correlation of their operating results to domestic economy activity. Given our bias toward small and mid cap issues, Merrill Lynch Phoenix Fund, Inc. was able to outperform the major market indexes during its fiscal fourth quarter. Total returns for the Fund's Class A, Class B, Class C and Class D Shares for the three months ended July 31, 1999 were +11.74%, +11.53%, +11.55% and +11.68%, respectively, compared to a total return of -0.16% for the unmanaged Standard & Poor's 500 (S&P 500) Index. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.)

During the July quarter, Fund performance benefited from its investments in a number of technology names, including Integrated Device Technology, Inc., LTX Corporation, National Semiconductor Corporation and Telefonaktiebolaget LM Ericsson. In addition to an improving business environment, Integrated Device Technology and National Semiconductor both benefited from their respective announcements that they would be exiting the X86 microprocessor market, which had been a drag on operating results. Ericsson's share appreciation during the quarter reflected the company's restructuring efforts to reduce costs, new hand set product cycle and continued strong demand for wireless infrastructure equipment. We were also able to take advantage of a trading opportunity in Oracle Corporation shares, since the stock was unduly depressed on Year 2000 concerns. The acquisitions of two Fund holdings--

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

Raychem Corporation by Tyco International and Sequent Computer Systems, Inc. by International Business Machines Corp.-- also helped Fund performance during the quarter. Lastly, IVAX Corporation and The Topps Company, Inc. both continued to show improved operating prospects, with Topps particularly benefiting from the current Pokemon trading card craze.

During the July quarter, we closed our position in SCI Systems, Inc. as the stock reached our price objective. We also sold our investments in KCS Energy, Inc. and Fruit of the Loom, Ltd. as both companies failed to demonstrate an improvement in their operating outlook.

On the buy side, we added positions in Compaq Computer Corporation, Engelhard Corporation and Lockheed Martin Corporation during the July quarter. Compaq is a leading computer manufacturer and service provider whose results over the past several quarters have been adversely impacted by its inefficient distribution model and integration of its recent acquisitions into a cohesive high-end server strategy. New management is expected to focus on improving the company's cost structure, direct marketing model, and rationalize its high-end systems product line. We also established a position in Engelhard Corporation, a leading specialty chemical company. We expect Engelhard's chemical business to expand with the global economic recovery, while its leading position in catalysts should benefit from tougher worldwide emission standards. Finally, we added Lockheed Martin Corp., a leading defense contractor, that is expected to benefit from increased Government defense spending, cost rationalization and business portfolio pruning.

Fiscal Year in Review

Total returns for Merrill Lynch Phoenix Fund, Inc.'s Class A, Class B, Class C and Class D Shares for the fiscal year ended July 31, 1999 were +24.15%, +22.97%, +22.95% and +23.87%, respectively, compared to the total return of +20.20% for the unmanaged S&P 500 Index for the same period.

Fund performance during the fiscal year compared favorably with major market indexes. In our annual shareholder letter last July, we stated that we would increase our investments in small cap and mid cap issues, because of the growing valuation disparity relative to large-capitalization growth shares. The global economic turmoil during the first quarter of the fiscal year provided us the opportunity to increase our weighting in technology, cyclical and energy sectors. As the fiscal year progressed, Fund performance benefited from this investment focus, since an improving global economic environment during the latter part of the year led to broadening in the market's advance.

The most notable contributions to Fund performance came from our technology and cyclical positions. During the fiscal year, we had significant appreciation in our semiconductor holdings as well as in Novell, Inc., Corning Incorporated, Micron Electronics, Inc. and Maxtor Corporation. Other investments during the fiscal year that contributed to the Fund's overall performance were Champion International Corporation, Burlington Resources Inc. and Enron Oil & Gas Company.

In Conclusion

Looking forward, based on current market conditions, we expect to continue to find investment opportunities within the cyclical and energy sectors that we believe should benefit from the ongoing global economic recovery. In particular, we are considering attractive investment prospects within the healthcare industry following the recent changes in Medicare payments.

We thank you for your investment in Merrill Lynch Phoenix Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Portfolio Manager

September 1, 1999

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

IMPORTANT TAX INFORMATION

The following information summarizes all per share distributions paid by Merrill Lynch Phoenix Fund, Inc. during its fiscal year ended July 31, 1999:

================================================================================================================================
                                                    Domestic
                                                   Qualifying       Non-Qualifying         Total         Long-Term
                  Record           Payable          Ordinary           Ordinary          Ordinary         Capital
                   Date             Date             Income             Income            Income          Gains*
================================================================================================================================
Class A Shares:  09/02/98         09/10/98          $.029224           $.893781          $.923005        $1.009067
--------------------------------------------------------------------------------------------------------------------------------
                 12/09/98         12/17/98          $--                $--               $--             $ .081623
================================================================================================================================

================================================================================================================================
Class B Shares:  09/02/98         09/10/98          $.025622           $.783615          $.809237        $1.009067
--------------------------------------------------------------------------------------------------------------------------------
                 12/09/98         12/17/98          $--                $--               $--             $ .081623
================================================================================================================================

================================================================================================================================
Class C Shares:  09/02/98         09/10/98          $.025502           $.779939          $.805441        $1.009067
--------------------------------------------------------------------------------------------------------------------------------
                 12/09/98         12/17/98          $--                $--               $--             $ .081623
================================================================================================================================

================================================================================================================================
Class D Shares:  09/02/98         09/10/98          $.028410           $.868863          $.897273        $1.009067
--------------------------------------------------------------------------------------------------------------------------------
                 12/09/98         12/17/98          $--                $--               $--             $ .081623
================================================================================================================================

* All of the long-term capital gain distributions are subject to the 20% tax rate.

The domestic qualifying ordinary income qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

Total Return Based on a $10,000 Investment

Merrill Lynch Phoenix Fund, Inc. -- Edgar

ML Phoenix Fund's Class A and Class B Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class A Shares and Class B Shares compared to growth of an investment in the S&P 500 Index. Beginning and ending values are:

                                    7/89              7/99
ML Phoenix Fund+--
Class A Shares*                     $9,475            $35,711
ML Phoenix Fund+--
Class B Shares*                     $10,000           $34,044
S&P 500 Index++                     $10,000           $49,663

ML Phoenix Fund's Class C and Class D Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class C and Class D Shares compared to growth of an investment in the S&P 500 Index. Beginning and ending values are:

                                    10/21/94**              7/99
ML Phoenix Fund+--
Class C Shares*                     $10,000                 $19,965
ML Phoenix Fund+--
Class D Shares*                     $9,475                  $19,634
S&P 500 Index++                     $10,000                 $31,396

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + ML Phoenix Fund, Inc. invests in a diversified portfolio of equity and fixed-income securities, including municipal securities, of issues in weak financial condition or experiencing poor operating results that management of the Fund believes are undervalued relative to management's assessment of the current or prospective condition of such issuers.
++    This unmanaged broad-based Index is comprised of common stocks.
      Past performance is not predictive of future performance.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 6/30/99                                +17.69%            +11.51%
--------------------------------------------------------------------------------
Five Years Ended 6/30/99                          +17.44             +16.18
--------------------------------------------------------------------------------
Ten Years Ended 6/30/99                           +14.76             +14.14
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                 % Return            % Return
                                                Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 6/30/99                                +16.49%            +12.49%
--------------------------------------------------------------------------------
Five Years Ended 6/30/99                          +16.26             +16.26
--------------------------------------------------------------------------------
Ten Years Ended 6/30/99                           +13.60             +13.60
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return            % Return
                                                Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 6/30/99                                +16.43%            +15.43%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/99                                   +16.34             +16.34
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 6/30/99                                +17.41%            +11.24%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/99                                   +17.27             +15.93
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Recent Performance Results

                                                                                Ten Years/
                                              12 Month           3 Month      Since Inception
                                            Total Return      Total Return     Total Return
==============================================================================================
ML Phoenix Fund, Inc. Class A Shares*          +24.15%           +11.74%          +276.91%
----------------------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class B Shares*          +22.97            +11.53           +240.42
----------------------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class C Shares*          +22.95            +11.55           + 99.65
----------------------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class D Shares*          +23.87            +11.68           +107.21
----------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                  +20.20            - 0.16       +396.63/+213.97
==============================================================================================

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return dates are for ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return dates are for ten years and from 10/21/94, respectively.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

SCHEDULE OF INVESTMENTS

                       Shares Held/                                                                         Value     Percent of
Industry               Face Amount                Investments                                 Cost        (Note 1a)   Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Discount to Assets
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment   400,000   The Seagram Company Ltd.                              $ 13,569,282  $ 20,525,000        3.8%
--------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products   201,000   Champion International Corporation                       7,425,897    10,401,750        2.0
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing   1,083,900  +Scitex Corporation Ltd. (Ordinary)                       9,614,243    10,364,794        1.9
--------------------------------------------------------------------------------------------------------------------------------
                                    Total Discount to Assets                                30,609,422    41,291,544        7.7
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Earnings Turnaround
--------------------------------------------------------------------------------------------------------------------------------
Computer Software       1,000,000  +Mentor Graphics Corporation                              9,978,030    10,000,000        1.9
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products       1,600,000  +The Topps Company, Inc.                                  7,133,640    14,200,000        2.7
--------------------------------------------------------------------------------------------------------------------------------
Energy Related            200,000   Burlington Resources Inc.                                7,213,863     8,837,500        1.7
                        1,100,000  +EEX Corporation                                          9,409,386     5,500,000        1.0
                          550,000   Enron Oil & Gas Company                                  9,583,805    11,756,250        2.2
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services     1,567,600  +Anacomp, Inc. (f)                                       11,272,477    27,628,950        5.1
--------------------------------------------------------------------------------------------------------------------------------
Insurance                 300,000   ACE Limited                                              8,403,300     6,975,000        1.3
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment   900,000  +CST Entertainment, Inc. (c)                                675,000         9,000        0.0
--------------------------------------------------------------------------------------------------------------------------------
Packaging                 600,000   Crown Cork & Seal Company, Inc.                         18,292,798    17,587,500        3.3
--------------------------------------------------------------------------------------------------------------------------------
Retail                    700,000  +Borders Group, Inc.                                     12,375,113     9,275,000        1.7
--------------------------------------------------------------------------------------------------------------------------------
Semiconductors          2,350,000  +Integrated Device Technology, Inc.                      17,015,321    30,256,250        5.6
                        1,857,100  +LTX Corporation (f)                                      7,790,950    25,419,056        4.7
                          849,000  +National Semiconductor Corporation                       7,437,732    21,012,750        3.9
--------------------------------------------------------------------------------------------------------------------------------
Steel                   1,000,000   Birmingham Steel Corporation                            13,773,691     8,187,500        1.5
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications        200,000   Telefonaktiebolaget LM Ericsson (ADR) (a)                5,107,800     6,400,000        1.2
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications        345,000  +Tekelec, Inc.                                            2,607,754     3,450,000        0.6
Equipment
--------------------------------------------------------------------------------------------------------------------------------
                                    Total Earnings Turnaround                              148,070,660   206,494,756       38.4
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products         611,100  +United States Leather, Inc.                              5,679,677       763,875        0.1
--------------------------------------------------------------------------------------------------------------------------------
Energy Related          1,981,437   Gulfport Energy Corporation--Litigation Trust
                                        Certificates                                           370,838            20        0.0
--------------------------------------------------------------------------------------------------------------------------------
Financial Services        300,000  +Altiva Financial Corporation                             4,500,000     1,500,000        0.3
--------------------------------------------------------------------------------------------------------------------------------
Health Care             1,151,324  +Raintree Healthcare Corp. (e)                           10,194,578     2,288,256        0.4
--------------------------------------------------------------------------------------------------------------------------------
Home Builders           2,113,439   New Millennium Homes, LLC (c)                           10,246,251     4,226,878        0.8
                      $15,250,000   New Millennium Homes, LLC, Senior Notes,
                                        13.50% due 9/03/2004 (d)                            13,246,623    12,047,500        2.2
--------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

                       Shares Held/                                                                         Value     Percent of
Industry               Face Amount                Investments                                 Cost        (Note 1a)   Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring (concluded)
--------------------------------------------------------------------------------------------------------------------------------
Industrial Equipment  $10,000,000  +Goss Graphic Systems Inc., Senior
Manufacturing                           Subordinated  Notes, 12% due 10/15/2006            $ 3,600,000   $ 3,387,500        0.6%
                                    +Harnischfeger Industries Inc.:
                      $ 4,000,000       8.90% due 3/01/2022                                  2,040,000     2,140,000        0.4
                      $ 4,000,000       7.25% due 12/15/2025                                 2,400,000     2,140,000        0.4
                      $ 2,000,000       6.875% due 2/15/2027                                   943,160     1,070,000        0.2
--------------------------------------------------------------------------------------------------------------------------------
Recreation            $ 7,960,000   E & S Holdings Corp., Senior Subordinated Notes,
                                        10.375% due 10/01/2006                               3,745,650     4,059,600        0.8
--------------------------------------------------------------------------------------------------------------------------------
Supermarkets            1,400,000  +The Grand Union Company                                 13,957,401    15,400,000        2.9
--------------------------------------------------------------------------------------------------------------------------------
                                    Total Financial Restructuring                           70,924,178    49,023,629        9.1
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
High Yield
--------------------------------------------------------------------------------------------------------------------------------
Automotive            $ 6,650,000   Safety Components International, Inc., Senior
                                        Subordinated Notes, 10.125% due 7/15/2007            4,280,938     6,184,500        1.1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products     $12,260,000   Diamond Brands Operating, 10.125% due 4/15/2008         10,393,050    10,175,800        1.9
                      $ 4,550,000   Spinnaker Industries Inc., Senior Notes,
                                        10.75% due 10/15/2006                                3,258,750     3,640,000        0.7
                      $42,475,000   Sunbeam Corporation, Senior Subordinated
                                        Debentures, 8.062% due 3/25/2018 (b)(c)              9,914,630     6,796,000        1.3
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing $ 6,255,400   San Jacinto Holdings, Inc., Senior Subordinated Notes,
                                        12% due 12/31/2002                                   4,048,512     2,189,390        0.4
--------------------------------------------------------------------------------------------------------------------------------
Supermarkets          $11,000,000   Jitney-Jungle Stores of America, Inc., Senior Notes,
                                        12% due 3/01/2006                                    9,827,500     9,130,000        1.7
--------------------------------------------------------------------------------------------------------------------------------
Transportation        $18,460,000  +AmeriTruck Distribution Corp., 12.25% due 11/15/2005     9,197,600     1,130,675        0.2
                      $10,019,000  +Trism Inc., Senior Subordinated Notes, 10.75%
                                        due 12/15/2000                                       8,327,965     2,504,750        0.5
--------------------------------------------------------------------------------------------------------------------------------
                                    Total High Yield                                        59,248,945    41,751,115        7.8
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Operational Restructuring
--------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense       200,000   Lockheed Martin Corporation                              7,008,815     6,962,500        1.3
--------------------------------------------------------------------------------------------------------------------------------
Computer & Peripherals    300,000   Compaq Computer Corporation                              6,692,340     7,200,000        1.3
--------------------------------------------------------------------------------------------------------------------------------
Computer Software       4,100,000  +Inprise Corporation (f)                                 38,867,849    17,681,250        3.3
                          900,000  +Novell, Inc.                                             6,342,665    23,118,750        4.3
                        1,019,200  +Walker Interactive Systems, Inc. (f)                     5,010,371     2,802,800        0.5
--------------------------------------------------------------------------------------------------------------------------------
Diversified               403,000   Engelhard Corporation                                    7,858,500     8,991,937        1.7
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment      100,000   Corning Incorporated                                     2,751,000     7,000,000        1.3
--------------------------------------------------------------------------------------------------------------------------------
Environmental             400,000  +Republic Services, Inc. (Class A)                        7,308,377     8,075,000        1.5
                        1,853,700  +Safety-Kleen Corp.                                      25,180,956    22,128,544        4.1
--------------------------------------------------------------------------------------------------------------------------------
Health Care               500,000   Columbia/HCA Healthcare Corporation                      8,854,912    11,125,000        2.1
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment   741,600  +Loews Cineplex Entertainment Corporation                 7,487,365     7,230,600        1.4
--------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

SCHEDULE OF INVESTMENTS (concluded)

                                                                                                            Value     Percent of
Industry                Shares Held               Investments                                 Cost        (Note 1a)   Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Operational Restructuring (concluded)
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals         1,200,000  +IVAX Corporation                                       $ 9,896,936  $ 18,975,000        3.5%
--------------------------------------------------------------------------------------------------------------------------------
Steel                     755,200  +WHX Corporation                                          5,566,410     5,428,000        1.0
--------------------------------------------------------------------------------------------------------------------------------
                                    Total Operational Restructuring                        138,826,496   146,719,381       27.3
--------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments                                      447,679,701   485,280,425       90.3
--------------------------------------------------------------------------------------------------------------------------------

                       Face Amount           Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
Commercial Paper*     $13,000,000   BellSouth Telecom Corp., 5.06% due 8/10/1999            12,981,728    12,981,728        2.4
                                    CSW Credit Inc.:
                       11,000,000       5.08% due 8/02/1999                                 10,996,896    10,996,896        2.0
                       17,000,000       5.08% due 8/18/1999                                 16,956,820    16,956,820        3.2
                       11,553,000   General Electric Capital Corp., 5.13% due 8/02/1999     11,549,707    11,549,707        2.1
--------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities                             52,485,151    52,485,151        9.7
--------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                         $500,164,852   537,765,576      100.0
                                                                                          ============
Liabilities in Excess of Other Assets                                                                       (197,991)       0.0
                                                                                                        ------------      -----
Net Assets                                                                                              $537,567,585      100.0%
                                                                                                        ============      =====
--------------------------------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
+     Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) Represents a zero coupon or step bond; the interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Represents a pay-in-kind security which may pay interest/ dividends in additional face amount/shares.
(e) This issue was received in exchange for Unison Healthcare Corp., 12.25% due 11/01/2006 on April 30, 1999.
(f) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                            Net Share         Net      Dividend
Industry           Affiliate                Activity          Cost      Income
--------------------------------------------------------------------------------
Computer           Inprise
  Software           Corporation              800,000     $ 1,438,887     +
Computer           Walker Interactive
  Software           Systems, Inc.          1,019,200       5,010,371     +
Industrial         Anacomp, Inc.              159,930       2,135,277     +
  Services
Semiconductors     LTX Corporation           (742,900)     (7,565,809)    +
--------------------------------------------------------------------------------
+     Non-income producing security.

See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of July 31, 1999

Assets:              Investments, at value (identified cost--$500,164,852) (Note 1a) ....                 $537,765,576
                     Cash ...............................................................                       16,639
                     Foreign cash (Note 1c) .............................................                           77
                     Receivables:
                       Interest .........................................................  $ 2,294,461
                       Securities sold ..................................................    1,484,950
                       Capital shares sold ..............................................      172,963
                       Dividends ........................................................       91,100       4,043,474
                                                                                           -----------
                     Prepaid registration fees and other assets (Note 1f) ...............                       49,825
                                                                                                          ------------
                     Total assets .......................................................                  541,875,591
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Capital shares redeemed ..........................................    3,206,539
                       Investment adviser (Note 2) ......................................      456,412
                       Distributor (Note 2) .............................................      196,748       3,859,699
                                                                                           -----------
                     Accrued expenses and other liabilities .............................                      448,307
                                                                                                          ------------
                     Total liabilities ..................................................                    4,308,006
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets .........................................................                 $537,567,585
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of Common Stock, $.10 par value, 50,000,000 shares
Consist of:          authorized .........................................................                 $  1,791,846
                     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                     authorized .........................................................                    1,525,143
                     Class C Shares of Common Stock, $.10 par value, 50,000,000 shares
                     authorized .........................................................                       63,736
                     Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                     authorized .........................................................                      617,771
                     Paid-in capital in excess of par ...................................                  451,339,093
                     Undistributed investment income--net ...............................                    1,928,693
                     Undistributed realized capital gains on investments and foreign
                     currency transactions--net .........................................                   42,700,906
                     Unrealized appreciation on investments and foreign currency
                     transactions--net ..................................................                   37,600,397
                                                                                                          ------------
                     Net assets .........................................................                 $537,567,585
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $245,712,242 and 17,918,461 shares
                     outstanding ........................................................                 $      13.71
                                                                                                          ============
                     Class B--Based on net assets of $199,131,368 and 15,251,431 shares
                     outstanding ........................................................                 $      13.06
                                                                                                          ============
                     Class C--Based on net assets of $8,244,749 and 637,362 shares
                     outstanding ........................................................                 $      12.94
                                                                                                          ============
                     Class D--Based on net assets of $84,479,226 and 6,177,712 shares
                     outstanding ........................................................                 $      13.67
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

Statement of Operations for the Year Ended July 31, 1999

Investment           Interest and discount earned .......................................                 $ 10,839,402
Income               Dividends (net of $54,563 foreign withholding tax) .................                    2,062,545
(Notes 1d & 1e):                                                                                          ------------
                     Total income .......................................................                   12,901,947
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ..................................  $ 5,392,315
                     Account maintenance and distribution fees--Class B (Note 2) ........    2,186,447
                     Transfer agent fees--Class B (Note 2) ..............................      444,296
                     Transfer agent fees--Class A (Note 2) ..............................      417,268
                     Account maintenance fees--Class D (Note 2) .........................      201,043
                     Transfer agent fees--Class D (Note 2) ..............................      143,117
                     Printing and shareholder reports ...................................      116,909
                     Professional fees ..................................................      111,352
                     Accounting services (Note 2) .......................................      103,786
                     Account maintenance and distribution fees--Class C (Note 2) ........       81,101
                     Directors' fees and expenses .......................................       75,145
                     Registration fees (Note 1f) ........................................       65,394
                     Custodian fees .....................................................       39,209
                     Transfer agent fees--Class C (Note 2) ..............................       17,824
                     Pricing fees .......................................................        2,059
                     Other ..............................................................       17,657
                                                                                           -----------
                     Total expenses .....................................................                    9,414,922
                                                                                                          ------------
                     Investment income--net .............................................                    3,487,025
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain (loss) from:
Unrealized Gain        Investments--net .................................................   47,019,806
(Loss) on              Foreign currency transactions--net ...............................      (11,907)     47,007,899
Investments &                                                                              -----------    ------------
Foreign Currency       Change in unrealized appreciation/depreciation on:
Transactions--Net        Investments--net ................................................. 48,134,245
(Notes 1b, 1c,           Foreign currency transactions--net ...............................       (252)     48,133,993
1e & 3):               Net realized and unrealized gain on investments and foreign         -----------    ------------
                       currency transactions ..............................................                 95,141,892
                                                                                                          ------------
                       Net Increase in Net Assets Resulting from Operations ...............               $ 98,628,917
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

Statements of Changes in Net Assets

                                                                                                   For the Year Ended
                                                                                                        July 31,
                                                                                           ------------------------------
Increase (Decrease) in Net Assets:                                                               1999            1998
-------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net .............................................  $   3,487,025    $   2,444,746
                     Realized gain on investments and foreign currency transactions--net.     47,007,899      135,548,116
                     Change in unrealized appreciation/depreciation on investments and
                     foreign currency transactions--net .................................     48,133,993      (64,284,208)
                                                                                           -------------    -------------
                     Net increase in net assets resulting from operations ...............     98,628,917       73,708,654
                                                                                           -------------    -------------
-------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class A ..........................................................     (2,622,198)      (2,071,936)
Shareholders           Class B ..........................................................       (284,461)        (331,618)
(Note 1g):             Class C ..........................................................         (8,042)         (14,683)
                       Class D ..........................................................       (680,597)        (488,410)
                     Realized gain on investments--net:
                       Class A ..........................................................    (38,989,784)     (63,710,745)
                       Class B ..........................................................    (40,328,457)     (70,993,494)
                       Class C ..........................................................     (1,585,995)      (2,997,794)
                       Class D ..........................................................    (12,759,045)     (18,334,157)
                                                                                           -------------    -------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ....................................................    (97,258,579)    (158,942,837)
                                                                                           -------------    -------------
-------------------------------------------------------------------------------------------------------------------------
Capital Share        Net increase (decrease) in net assets derived from capital
Transactions         share transactions .................................................   (134,210,880)      16,827,602
(Note 4):                                                                                  -------------    -------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets .......................................   (132,840,542)     (68,406,581)
                     Beginning of year ..................................................    670,408,127      738,814,708
                                                                                           -------------    -------------
                     End of year* .......................................................  $ 537,567,585    $ 670,408,127
                                                                                           =============    =============
-------------------------------------------------------------------------------------------------------------------------
                    *Undistributed investment income--net (Note 1h) .....................  $   1,928,693    $   2,209,139
                                                                                           =============    =============
-------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

Financial Highlights

                                                                                               Class A+
The following per share data and ratios have been derived               ------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                        ------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                    1999       1998       1997        1996       1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year .............   $  13.49    $  15.32   $  13.37    $  13.44   $  13.31
Operating                                                               --------    --------   --------    --------   --------
Performance:         Investment income--net .........................        .13         .12        .10         .13        .17
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net .........       2.11        1.33       3.46         .51       1.47
                                                                        --------    --------   --------    --------   --------
                     Total from investment operations ...............       2.24        1.45       3.56         .64       1.64
                                                                        --------    --------   --------    --------   --------
                     Less dividends and distributions:
                       Investment income--net .......................       (.13)       (.11)      (.06)       (.13)      (.11)
                       Realized gain on investments--net ............      (1.89)      (3.17)     (1.55)       (.58)     (1.40)
                                                                        --------    --------   --------    --------   --------
                     Total dividends and distributions ..............      (2.02)      (3.28)     (1.61)       (.71)     (1.51)
                                                                        --------    --------   --------    --------   --------
                     Net asset value, end of year ...................   $  13.71    $  13.49   $  15.32    $  13.37   $  13.44
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .............      24.15%      10.98%     29.78%       4.78%     13.91%
Return:*                                                                ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .......................................       1.27%       1.24%      1.26%       1.24%      1.31%
Net Assets:                                                             ========    ========   ========    ========   ========
                     Investment income--net .........................       1.11%        .83%       .77%       .92%       1.40%
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) .........   $245,712    $283,005   $301,936    $279,351   $286,258
Data:                                                                   ========    ========   ========    ========   ========
                     Portfolio turnover .............................      80.60%      81.20%     81.46%      87.66%     70.36%
                                                                        ========    ========   ========    ========   ========

                                                                                               Class B+
The following per share data and ratios have been derived               ------------------------------------------------------
from information provided in the financial statements.                                 For the Year Ended July 31,
                                                                        ------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                    1999       1998       1997        1996       1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year .............   $  12.93    $  14.82   $  12.99    $  13.12   $  13.02
Operating                                                               --------    --------   --------    --------   --------
Performance:         Investment income (loss)--net ..................        .01        (.03)      (.03)       (.01)       .04
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net .........       2.02        1.28       3.35         .50       1.45
                                                                        --------    --------   --------    --------   --------
                     Total from investment operations ...............       2.03        1.25       3.32         .49       1.49
                                                                        --------    --------   --------    --------   --------
                     Less dividends and distributions:
                       Investment income--net .......................       (.01)       (.01)        --        (.04)      (.02)
                       Realized gain on investments--net ............      (1.89)      (3.13)     (1.49)       (.58)     (1.37)
                                                                        --------    --------   --------    --------   --------
                     Total dividends and distributions ..............      (1.90)      (3.14)     (1.49)       (.62)     (1.39)
                                                                        --------    --------   --------    --------   --------
                     Net asset value, end of year ...................   $  13.06    $  12.93   $  14.82    $  12.99   $  13.12
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .............      22.97%       9.84%     28.48%       3.67%     12.83%
Return:*                                                                ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .......................................       2.30%       2.26%      2.29%       2.26%      2.34%
Net Assets:                                                             ========    ========   ========    ========   ========
                     Investment income (loss)--net ..................        .08%       (.18%)     (.26%)      (.11%)     .37%
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) .........   $199,132    $286,396   $337,022    $381,808   $414,886
Data:                                                                   ========    ========   ========    ========   ========
                     Portfolio turnover .............................      80.60%      81.20%     81.46%      87.66%     70.36%
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------

                *    Total investment returns exclude the effects of sales
                     charges.
                +    Based on average shares outstanding.

                     See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

Financial Highlights (continued)

                                                                                            Class C++
                                                                        ------------------------------------------------------
                                                                                                                      For the
                                                                                                                      Period
The following per share data and ratios have been derived                                                             Oct. 21,
from information provided in the financial statements.                           For the Year Ended July 31,          1994+ to
                                                                        -----------------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                                    1999       1998       1997        1996      1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...........   $  12.83    $  14.72   $  12.92    $  13.07   $  12.31
Operating                                                               --------    --------   --------    --------   --------
Performance:         Investment income (loss)--net ..................        .01        (.03)      (.04)       (.02)       .03
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net .........       2.00        1.29       3.33         .51       1.21
                                                                        --------    --------   --------    --------   --------
                     Total from investment operations ...............       2.01        1.26       3.29         .49       1.24
                                                                        --------    --------   --------    --------   --------
                     Less dividends and distributions:
                       Investment income--net .......................       (.01)       (.02)        --        (.06)      (.05)
                       Realized gain on investments--net ............      (1.89)      (3.13)     (1.49)       (.58)      (.43)
                                                                        --------    --------   --------    --------   --------
                     Total dividends and distributions ..............      (1.90)      (3.15)     (1.49)       (.64)      (.48)
                                                                        --------    --------   --------    --------   --------
                     Net asset value, end of period .................   $  12.94    $  12.83   $  14.72    $  12.92   $  13.07
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .............      22.95%       9.90%     28.39%       3.69%     10.99%+++
Return:**                                                               ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .......................................       2.31%       2.27%      2.30%       2.27%      2.39%*
Net Assets:                                                             ========    ========   ========    ========   ========
                     Investment income (loss)--net ..................        .06%       (.19%)     (.27%)      (.12%)     .34%*
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .......   $  8,245    $ 11,316   $ 14,448    $ 15,821   $ 11,775
Data:                                                                   ========    ========   ========    ========   ========
                     Portfolio turnover .............................      80.60%      81.20%     81.46%     87.66%      70.36%
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------

                 *   Annualized.
                **   Total investment returns exclude the effects of sales
                     charges.
                 +   Commencement of operations.
                ++   Based on average shares outstanding.
               +++   Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                            Class D++
                                                                        ------------------------------------------------------
                                                                                                                      For the
                                                                                                                      Period
The following per share data and ratios have been derived                                                             Oct. 21,
from information provided in the financial statements.                          For the Year Ended July 31,           1994+ to
                                                                        -----------------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                                    1999       1998       1997        1996      1995
------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...........   $  13.45    $  15.29   $  13.35    $  13.43   $  12.57
Operating                                                               --------    --------   --------    --------   --------
Performance:         Investment income--net .........................        .10         .08        .07         .09        .11
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net .........       2.11        1.33       3.45         .51       1.25
                                                                        --------    --------   --------    --------   --------
                     Total from investment operations ...............       2.21        1.41       3.52         .60       1.36
                                                                        --------    --------   --------    --------   --------
                     Less dividends and distributions:
                       Investment income--net .......................       (.10)       (.09)      (.04)       (.10)      (.07)
                       Realized gain on investments--net ............      (1.89)      (3.16)     (1.54)       (.58)      (.43)
                                                                        --------    --------   --------    --------   --------
                     Total dividends and distributions ..............      (1.99)      (3.25)     (1.58)       (.68)      (.50)
                                                                        --------    --------   --------    --------   --------
                     Net asset value, end of period .................   $  13.67    $  13.45   $  15.29    $  13.35   $  13.43
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .............      23.87%      10.70%     29.44%       4.50%     11.72%+++
Return:**                                                               ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .......................................       1.52%       1.51%      1.52%       1.48%      1.60%*
Net Assets:                                                             ========    ========   ========    ========   ========
                     Investment income--net .........................        .88%        .59%      .54%        .67%       1.11%*
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .......   $ 84,479    $ 89,691   $ 85,409    $ 48,873   $ 36,388
Data:                                                                   ========    ========   ========    ========   ========
                     Portfolio turnover .............................      80.60%      81.20%     81.46%      87.66%     70.36%
                                                                        ========    ========   ========    ========   ========
------------------------------------------------------------------------------------------------------------------------------

                *    Annualized.
               **    Total investment returns exclude the effects of sales
                     charges.
                +    Commencement of operations.
               ++    Based on average shares outstanding.
              +++    Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Phoenix Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $172,173 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following rates: 1.00% of average daily net assets not exceeding $500 million; .95% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .90% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                Account             Distribution
                                            Maintenance Fee             Fee
--------------------------------------------------------------------------------
Class B ..............................           .25%                  .75%
Class C ..............................           .25%                  .75%
Class D ..............................           .25%                   --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                   MLFD             MLPF&S
--------------------------------------------------------------------------------

Class A ..............................            $1,013           $10,779
Class D ..............................            $  606           $ 9,957
--------------------------------------------------------------------------------

For the year ended July 31, 1999, MLPF&S received contingent deferred sales charges of $194,715 and $2,271 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $108,297 in commissions on the execution of portfolio security transactions for the Fund for the year ended July 31, 1999.

During the year ended July 31, 1999, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $128 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 1999 were $403,391,009 and $650,093,442, respectively.

Net realized gains (losses) for the year ended July 31, 1999 and net unrealized gains (losses) as of July 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                              Realized              Unrealized
                                               Gains                  Gains
                                              (Losses)               (Losses)
--------------------------------------------------------------------------------
Long-term investments ............          $ 47,019,358           $ 37,600,724
Short-term investments ...........                   448                     --
Foreign currency
transactions .....................               (11,907)                  (327)
                                            ------------           ------------
Total ............................          $ 47,007,899           $ 37,600,397
                                            ============           ============
--------------------------------------------------------------------------------

As of July 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $37,418,366, of which $123,488,147 related to appreciated securities and $86,069,781 related to depreciated securities. At July 31, 1999, the aggregate cost of investments for Federal income tax purposes was $500,347,210.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(134,210,880) and $16,827,602 for the years ended July 31, 1999 and July 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 1999                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             1,991,141           $ 22,834,139
Shares issued to shareholders
in reinvestment of
dividends and distributions ......             4,055,374             37,136,760
                                             -----------           ------------
Total issued .....................             6,046,515             59,970,899
Shares redeemed ..................            (9,113,859)          (101,138,566)
                                             -----------           ------------
Net decrease .....................            (3,067,344)          $(41,167,667)
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 1998                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             3,072,942           $ 42,892,690
Shares issued to shareholders
in reinvestment of
dividends and distributions ......             4,281,696             56,397,472
                                             -----------           ------------
Total issued .....................             7,354,638             99,290,162
Shares redeemed ..................            (6,083,241)           (83,944,710)
                                             -----------           ------------
Net increase .....................             1,271,397           $ 15,345,452
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 1999                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             2,732,300           $ 29,745,514
Shares issued to shareholders
in reinvestment of
dividends and distributions ......             4,200,711             37,000,685
                                             -----------           ------------
Total issued .....................             6,933,011             66,746,199
Automatic conversion
of shares ........................            (1,093,775)           (12,295,918)
Shares redeemed ..................           (12,741,975)          (136,568,503)
                                             -----------           ------------
Net decrease .....................            (6,902,739)          $(82,118,222)
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 1998                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             3,021,386           $ 41,058,916
Shares issued to shareholders
in reinvestment of
dividends and distributions ......             5,085,899             64,767,544
                                             -----------           ------------
Total issued .....................             8,107,285            105,826,460
Automatic conversion
of shares ........................            (7,674,858)          (103,277,768)
Shares redeemed ..................            (1,026,345)           (13,724,180)
                                             -----------           ------------
Net decrease .....................              (593,918)          $(11,175,488)
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 1999                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               121,024           $  1,406,508
Shares issued to shareholders
in reinvestment of
dividends and distributions ......               161,335              1,407,097
                                             -----------           ------------
Total issued .....................               282,359              2,813,605
Shares redeemed ..................              (527,192)            (5,507,596)
                                             -----------           ------------
Net decrease .....................              (244,833)          $ (2,693,991)
                                             ===========           ============
--------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 1998                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               446,268           $  5,967,922
Shares issued to shareholders
in reinvestment of
dividends and distributions ......               210,620              2,664,763
                                             -----------           ------------
Total issued .....................               656,888              8,632,685
Shares redeemed ..................              (755,911)           (10,121,962)
                                             -----------           ------------
Net decrease .....................               (99,023)          $ (1,489,277)
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 1999                             Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................             1,250,247           $ 13,543,025
Automatic conversion
of shares ........................             1,048,191             12,295,918
Shares issued to shareholders
in reinvestment of
dividends and distributions ......             1,338,621             12,267,383
                                             -----------           ------------
Total issued .....................             3,637,059             38,106,326
Shares redeemed ..................            (4,127,903)           (46,337,326)
                                             -----------           ------------
Net decrease .....................              (490,844)          $ (8,231,000)
                                             ===========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 1998                             Shares                 Amount
--------------------------------------------------------------------------------

Shares sold ......................             1,131,275           $ 15,753,197
Automatic conversion
of shares ........................               990,830             13,724,180
Shares issued to shareholders
in reinvestment of
dividends and distributions ......             1,281,377             16,844,867
                                             -----------           ------------
Total issued .....................             3,403,482             46,322,244
Shares redeemed ..................            (2,321,058)           (32,175,329)
                                             -----------           ------------
Net increase .....................             1,082,424           $ 14,146,915
                                             ===========           ============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Phoenix Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Phoenix Fund, Inc. as of July 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Phoenix Fund, Inc. as of July 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
September 8, 1999

Merrill Lynch Phoenix Fund, Inc.                                   July 31, 1999

PORTFOLIO INFORMATION (unaudited)

As of July 31, 1999

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets

Integrated Device Technology, Inc. .................................     5.6%
Anacomp, Inc. ......................................................     5.1
LTX Corporation ....................................................     4.7
Novell, Inc. .......................................................     4.3
Safety-Kleen Corp. .................................................     4.1
National Semiconductor Corporation .................................     3.9
The Seagram Company Ltd. ...........................................     3.8
IVAX Corporation ...................................................     3.5
Inprise Corporation ................................................     3.3
Crown Cork & Seal Company, Inc. ....................................     3.3

                                                                      Percent of
Five Largest Industries                                               Net Assets

Semiconductors .....................................................    14.2%
Computer Software ..................................................    10.0
Consumer Products ..................................................     6.7
Environmental ......................................................     5.6
Leisure & Entertainment ............................................     5.2

                                                                      Percent of
Asset Mix                                                             Net Assets

Stocks .............................................................    77.9%
Bonds ..............................................................    12.4
Cash & Cash Equivalents ............................................     9.7

Stock Portfolio Changes
For the Quarter Ended July 31, 1999

 Additions

 ACE Limited
 Compaq Computer Corporation
 Engelhard Corporation
*LifePoint Hospitals, Inc.
 Lockheed Martin Corporation
*Oracle Corporation
*Triad Hospitals, Inc.

 Deletions

 CAI Wireless Systems, Inc.
 Fruit of the Loom, Ltd. (Class A)
 KCS Energy, Inc.
*LifePoint Hospitals, Inc.
*Oracle Corporation
 Raychem Corporation
 SCI Systems, Inc.
 Sequent Computer Systems, Inc.
*Triad Hospitals, Inc.

* Added and deleted in the same quarter.

Officers and Directors

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Robert J. Martorelli, Senior Vice President
   and Portfolio Manager
Donald C. Burke, Vice President and
   Treasurer
Barbara G. Fraser, Secretary

Custodian

The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Phoenix Fund, Inc. is not related to Phoenix Home Life Mutual Life Insurance Company or any of its subsidiaries or affiliates, including The Phoenix Series Fund.

Merrill Lynch
Phoenix Fund, Inc.
Box 9011
Princeton, NJ
08543                                                               #10263--7/99

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